Commitments and Contingencies	6 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Litigation

A Complaint (Index #654984/2016) was filed by Andy Mule, on behalf of himself and others similarly situated, in the Supreme Court of the State of New York. The Complaint, which names the Company, each of its current directors, and President, as a former director, as defendants, claims a breach of fiduciary duty relating to the terms of a proposed conversion of debt and preferred shares into common equity by Mr. Sillerman and/or his affiliates. The Complaint seeks unspecified damages and such relief as the Court may deem appropriate. The Company accepted service on October 4, 2016, and filed a motion to dismiss on November 14, 2016. The Plaintiff has until April 7, 2017 to respond. The Company believes that this claim is without merit.

A complaint (Case #8:16-cv-02101-DOC-JCG) was filed in the United States District Court, Central District of California, Southern Division by Stephan Wurth Photography, Inc. The Complaint, which names Wetpaint.com, Inc. and two former employees of Rant, Inc., claims copyright infringement relating to photographs of Anna Kournikova that first appeared on a Rant website some time ago and continued to appear after the Company's purchase of Rant on July 8, 2016. The Company is in settlement discussions.

On January 20, 2017, a Complaint (Case #3D-2017-00898658-CU-CO-CJC) was filed in the Superior Court of California, County of Orange, by Jamboree Center 4 LLC, the former landlord of Rant, Inc., relating to rent Jamboree Center claims is owed for the period after the Company purchased Rant. The Company believes this claim is without merit. as the Company did not assume this liability. The Company intends to vigorously defend this action and seek indemnification from the sellers of the Rant assets.

On January 31, 2017, a complaint (Case #650513/2017) was filed in New York County Supreme Court, New York by Outbrain, Inc. (“Outbrain”) against the Company and others, alleging failure to pay $739,190 owed to Outbrain by Rant between July 2015 and January 2016. The Company believes this claim is without merit, as the Company did not assume the liability to Outbrain. The Company intends to vigorously defend this action and seek indemnification from the sellers of the Rant assets.

The Company is subject to litigation and other claims that arise in the ordinary course of business. While the ultimate result of our outstanding legal matters cannot presently be determined, the Company does not expect that the ultimate disposition will have a material adverse effect on its results of operations or financial condition. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond our control. As such, there can be no assurance that the final outcome will not have a material adverse effect on the Company's financial condition and results of operations.